Stock-based Compensation - Summary of Estimated Grant Date Fair Value of the Company's Options (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
2021 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	5 years [1]

[1]	Based on contractual terms